Label	Element	Value
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalentsIncludingDisposalGroupAndDiscontinuedOperations	$ 85,869,000
Retained Earnings [Member]
Distributions Payable to Holders of Allocation Interests	codi_DistributionsPayabletoHoldersofAllocationInterests	25,834,000
Distributions Payable to Holders of Allocation Interests	codi_DistributionsPayabletoHoldersofAllocationInterests	$ (13,400,000)